Cover	Apr. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2026
Entity File Number	811-22299
Entity Registrant Name	RENN Fund, Inc.
Entity Central Index Key	0000919567
Entity Tax Identification Number	75-2533518
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1999 Bryan Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201-3136
City Area Code	646
Local Phone Number	291-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false